Cash generated by operating activities	12 Months Ended
Jun. 30, 2021
Cash generated by operating activities
Cash generated by operating activities
30	Cash generated by operating activities

		2021	2020	2019
for the year ended 30 June	Note	Rm	Rm	Rm
Cash flow from operations	31	52 268	36 546	48 988
(Increase)/decrease in working capital	28	(7 154)	5 838	2 410
		45 114	42 384	51 398